Quarterly Report
May 31, 2020
MFS®  Low Volatility Global
Equity Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 2.7%
Leidos Holdings, Inc.	11,701	$1,231,998
Lockheed Martin Corp.	12,961	5,034,571
		$6,266,569
Airlines – 0.3%
Malaysia Airports Holdings Berhad	601,700	$692,007
Automotive – 0.8%
USS Co. Ltd.	111,500	$1,941,648
Business Services – 3.3%
CGI, Inc. (a)	22,114	$1,409,989
Fiserv, Inc. (a)	25,079	2,677,685
Infosys Technologies Ltd., ADR	378,820	3,447,262
		$7,534,936
Cable TV – 0.4%
Comcast Corp., “A”	22,005	$871,398
Computer Software – 2.9%
Adobe Systems, Inc. (a)	17,485	$6,759,701
Computer Software - Systems – 2.4%
Fujitsu Ltd.	12,600	$1,296,861
Hitachi Ltd.	33,600	1,076,434
NICE Systems Ltd., ADR (a)	16,435	3,059,211
		$5,432,506
Construction – 1.7%
AvalonBay Communities, Inc., REIT	16,111	$2,513,477
Rinnai Corp.	17,100	1,438,147
		$3,951,624
Consumer Products – 2.9%
Kimberly-Clark Corp.	17,576	$2,485,949
L'Oréal	4,120	1,202,997
Procter & Gamble Co.	26,212	3,038,495
		$6,727,441
Electronics – 4.9%
Kyocera Corp.	55,300	$2,989,979
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	163,141	8,210,887
		$11,200,866
Energy - Integrated – 0.2%
Eni S.p.A.	61,327	$556,296
Food & Beverages – 7.9%
General Mills, Inc.	61,573	$3,881,562
Mondelez International, Inc.	39,824	2,075,627
Mowi A.S.A.	77,441	1,458,280
Nestle S.A.	40,345	4,368,127
PepsiCo, Inc.	37,034	4,871,823
Toyo Suisan Kaisha Ltd.	28,000	1,461,727
		$18,117,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 4.5%
Dairy Farm International Holdings Ltd.	158,700	$669,714
Lawson, Inc.	18,600	1,027,920
Seven & I Holdings Co. Ltd.	88,900	3,039,309
Tesco PLC	307,752	870,891
Wal-Mart Stores, Inc.	12,407	1,539,212
Wesfarmers Ltd.	119,207	3,207,695
		$10,354,741
General Merchandise – 0.4%
Dollar General Corp.	4,301	$823,685
Health Maintenance Organizations – 0.8%
Cigna Corp.	9,129	$1,801,334
Insurance – 4.9%
Everest Re Group Ltd.	17,836	$3,538,841
Hartford Financial Services Group, Inc.	29,087	1,113,741
MetLife, Inc.	105,128	3,785,659
Samsung Fire & Marine Insurance Co. Ltd.	7,595	1,119,212
Zurich Insurance Group AG	5,130	1,659,769
		$11,217,222
Internet – 1.5%
Alphabet, Inc., “A” (a)	1,597	$2,289,331
LogMeIn, Inc.	13,995	1,188,176
		$3,477,507
Leisure & Toys – 0.5%
Activision Blizzard, Inc.	15,950	$1,148,081
Machinery & Tools – 1.2%
AGCO Corp.	33,485	$1,849,377
Sandvik AB (a)	61,440	1,016,550
		$2,865,927
Major Banks – 2.2%
Bank of Nova Scotia	20,184	$807,764
BOC Hong Kong Holdings Ltd.	399,000	1,111,836
PNC Financial Services Group, Inc.	12,806	1,460,396
Royal Bank of Canada (l)	27,620	1,791,157
		$5,171,153
Medical & Health Technology & Services – 0.5%
McKesson Corp.	6,660	$1,056,742
Medical Equipment – 4.1%
EssilorLuxottica (a)	16,122	$2,081,863
Medtronic PLC	16,755	1,651,708
Terumo Corp.	145,700	5,714,785
		$9,448,356
Natural Gas - Pipeline – 0.9%
Enbridge, Inc.	62,852	$2,039,547
Network & Telecom – 0.9%
VTech Holdings Ltd.	358,500	$2,162,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.8%
DBS Group Holdings Ltd.	101,500	$1,398,786
Komercni Banka A.S. (a)	40,182	860,254
U.S. Bancorp	56,619	2,013,372
		$4,272,412
Pharmaceuticals – 12.4%
Eli Lilly & Co.	19,237	$2,942,299
Johnson & Johnson	46,427	6,906,016
Merck & Co., Inc.	43,820	3,537,150
Novartis AG	14,181	1,229,345
Novo Nordisk A.S., “B”	60,163	3,922,441
Pfizer, Inc.	55,202	2,108,164
Roche Holding AG	22,905	7,950,873
		$28,596,288
Pollution Control – 1.9%
Waste Connections, Inc.	46,773	$4,398,533
Precious Metals & Minerals – 1.7%
Franco-Nevada Corp.	27,215	$3,820,003
Railroad & Shipping – 0.8%
Canadian National Railway Co.	21,741	$1,870,596
Real Estate – 5.6%
Grand City Properties S.A.	164,585	$3,723,378
Life Storage, Inc., REIT	17,258	1,682,310
Public Storage, Inc., REIT	7,189	1,457,498
STORE Capital Corp., REIT	154,885	2,995,476
Sun Communities, Inc., REIT	21,603	2,963,716
		$12,822,378
Restaurants – 3.1%
McDonald's Corp.	13,154	$2,450,853
Starbucks Corp.	59,564	4,645,396
		$7,096,249
Specialty Chemicals – 1.3%
Symrise AG	27,384	$2,991,126
Specialty Stores – 2.1%
ABC-MART, Inc.	78,500	$4,767,722
Telecommunications - Wireless – 3.9%
Advanced Info Service Public Co. Ltd.	211,200	$1,254,851
KDDI Corp.	222,800	6,478,750
Vodafone Group PLC	799,398	1,319,513
		$9,053,114
Telephone Services – 3.9%
HKT Trust and HKT Ltd.	2,136,000	$3,036,667
TELUS Corp.	213,002	3,697,715
Verizon Communications, Inc.	38,409	2,203,908
		$8,938,290
Tobacco – 0.5%
Japan Tobacco, Inc.	63,300	$1,254,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 6.4%
American Electric Power Co., Inc.	29,203	$2,489,556
Avangrid, Inc.	32,927	1,464,593
CEZ A.S. (Czech Republic)	35,999	707,880
CLP Holdings Ltd.	348,000	3,409,740
Duke Energy Corp.	11,090	949,637
Evergy, Inc.	40,652	2,507,822
Xcel Energy, Inc.	49,038	3,188,941
		$14,718,169
Total Common Stocks		$226,218,072
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.19% (v)	2,342,092	$2,342,326

Other Assets, Less Liabilities – 0.8%		1,814,457
Net Assets – 100.0%		$230,374,855
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,342,326 and $226,218,072, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$105,195,276	$—	$—	$105,195,276
Japan	32,487,895	—	—	32,487,895
Canada	19,835,304	—	—	19,835,304
Switzerland	—	15,208,114	—	15,208,114
Hong Kong	10,390,103	—	—	10,390,103
Taiwan	8,210,887	—	—	8,210,887
Germany	6,714,504	—	—	6,714,504
Denmark	—	3,922,441	—	3,922,441
India	3,447,262	—	—	3,447,262
Other Countries	14,066,846	6,739,440	—	20,806,286
Mutual Funds	2,342,326	—	—	2,342,326
Total	$202,690,403	$25,869,995	$—	$228,560,398
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2020, the value of securities loaned was $890,780. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $934,822.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$588,609	$49,826,685	$48,072,559	$(364)	$(45)	$2,342,326
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,543	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
United States	47.5%
Japan	14.1%
Canada	8.6%
Switzerland	6.6%
Hong Kong	4.5%
Taiwan	3.6%
Germany	2.9%
Denmark	1.7%
India	1.5%
Other Countries	9.0%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.